UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7512

Dreyfus Premier Worldwide Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	07/31/13

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Worldwide Growth Fund
July 31, 2013 (Unaudited)

Common Stocks--99.3%	Shares		Value ($)
Consumer Services--3.1%
McDonald's	207,800		20,381,024
Diversified Financials--3.6%
BlackRock	32,500		9,163,700
Eurazeo	84,681		5,441,860
GAM Holding	200,000	a	3,198,444
JPMorgan Chase & Co.	105,100		5,857,223
			23,661,227
Energy--18.9%
Canadian Natural Resources	130,000		4,032,600
Chevron	263,800		33,209,782
ConocoPhillips	25,000		1,621,500
Exxon Mobil	411,008		38,532,000
Imperial Oil	160,000		6,870,400
Phillips 66	12,500		768,750
Royal Dutch Shell, Cl. A, ADR	192,000		13,123,200
Statoil, ADR	394,068		8,507,928
Total, ADR	339,016		17,984,799
			124,650,959
Food & Staples Retailing--2.7%
SABMiller	150,000		7,348,825
Walgreen	200,000		10,050,000
			17,398,825
Food, Beverage & Tobacco--24.9%
Altria Group	262,500		9,203,250
British American Tobacco, ADR	80,000	b	8,520,000
Coca-Cola	746,200		29,907,696
Danone, ADR	682,000		10,806,290
Diageo, ADR	165,000	b	20,679,450
Nestle, ADR	400,000		27,188,000
PepsiCo	106,175		8,869,860
Philip Morris International	552,500		49,271,950
			164,446,496
Health Care Equipment & Services--1.1%
Abbott Laboratories	190,300		6,970,689
Household & Personal Products--7.9%

L'Oreal, ADR	935,000		31,253,310
Procter & Gamble	258,000		20,717,400
			51,970,710
Insurance--.9%
ACE	35,000		3,198,300
Zurich Insurance Group	10,100	a	2,718,580
			5,916,880
Materials--3.9%
Air Liquide, ADR	779,130		20,592,406
Freeport-McMoRan Copper & Gold	175,000		4,949,000
			25,541,406
Media--2.8%
Comcast, Cl. A	150,000		6,762,000
News Corp., Cl. A	85,350	a	1,359,626
Twenty-First Century Fox	341,400		10,201,032
			18,322,658
Pharmaceuticals, Biotech & Life Sciences--11.5%
AbbVie	190,300		8,654,844
Johnson & Johnson	203,525		19,029,587
Novartis, ADR	50,000		3,580,500
Novo Nordisk, ADR	60,000		10,135,200
Roche Holding, ADR	561,000		34,394,910
			75,795,041
Real Estate--.0%
ANF Immobilier	2,438		72,490
Retailing--6.6%
Christian Dior	230,000		40,726,107
LVMH Moet Hennessy Louis Vuitton	15,775		2,867,781
			43,593,888
Semiconductors & Semiconductor Equipment--2.4%
Intel	390,941		9,108,925
Texas Instruments	165,000		6,468,000
			15,576,925
Software & Services--3.0%
International Business Machines	85,000		16,578,400
Oracle	100,000		3,235,000
			19,813,400
Technology Hardware & Equipment--4.5%
Apple	57,000		25,792,500
QUALCOMM	65,000		4,195,750
			29,988,250

Transportation--1.5%
Canadian Pacific Railway	80,000	9,830,400
Total Common Stocks
(cost $294,018,102)		653,931,268

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,840,000)	3,840,000 [c]	3,840,000
Investment of Cash Collateral for
Securities Loaned--.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,828,100)	1,828,100 [c]	1,828,100
Total Investments (cost $299,686,202)	100.2%	659,599,368
Liabilities, Less Cash and Receivables	(.2%)	(1,437,383)
Net Assets	100.0%	658,161,985

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At July 31, 2013, the value of the fund's securities on loan was $1,842,938 and the value of the collateral held by the fund was $1,828,100.
c Investment in affiliated money market mutual fund.

At July 31, 2013, net unrealized appreciation on investments was $359,913,166 of which $364,012,398 related to appreciated investment securities and $4,099,232 related to depreciated investment securities. At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	24.9
Energy	18.9
Pharmaceuticals, Biotech & Life Sciences	11.5
Household & Personal Products	7.9
Retailing	6.6
Technology Hardware & Equipment	4.5
Materials	3.9
Diversified Financials	3.6
Consumer Services	3.1

Software & Services	3.0
Media	2.8
Semiconductors & Semiconductor Equipment	2.4
Food & Staples Retailing	2.7
Transportation	1.5
Health Care Equipment & Services	1.1
Insurance	.9
Money Market Investments	.9
Real Estate	.0
100.2

†	Based on net assets.

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	364,057,788	-	-	364,057,788
Equity Securities - Foreign Common Stocks+	289,873,480	-	-	289,873,480
Mutual Funds	5,668,100	-	-	5,668,100

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Worldwide Growth Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	September 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)